Financial Instruments by Category - Summary of Company's Financial Assets Measured at Fair Value (Detail) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 40,221	$ 44,468	$ 15,408
Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	10,032	9,882	8,370
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	30,189	34,586	7,038
Public securities [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	10,032	9,882	8,370
Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	30,189	34,586	7,038
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	40,221	44,468	15,408
Level 1 [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	10,032	9,882	8,370
Level 1 [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	30,189	34,586	7,038
Level 1 [member] | Public securities [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	10,032	9,882	8,370
Level 1 [member] | Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 30,189	$ 34,586	$ 7,038